UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Consumer Credit Origination Loan (Depositor) LP 2015-1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1)

Date of Report (Date of earliest event reported): February 14, 2019

Commission File Number of securitizer:           025-02526

Central Index Key Number of securitizer:              0001665427

Michelle Galvez, Vice President, Phone: (212) 810-5300

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☐

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

_______________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1.

The securitizer hereby terminates its reporting obligation pursuant to Rule 15Ga-1(c)(3).  The date of the last payment on the last asset-backed security held by non-affiliates for which the undersigned was a securitizer was February 15, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  February 14, 2019

CONSUMER CREDIT ORIGINATION LOAN (DEPOSITOR) LP 2015-1 (SECURITIZER)

By:	Blackrock Financial Management, Inc., its managing general partner

By:	/s/ Ronald Redmond
	Name:	Ronald Redmond
	Title:	Managing Director